Related parties	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Related parties

21. Related parties

Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial period.

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Short term employee benefits	1,092,741	771,241	2,176,182	1,520,406
Post employee benefits	43,090	33,177	93,521	78,559
Share-based payments	1,699,794	954,796	3,224,788	2,175,098
Total	2,835,625	1,759,214	5,494,491	3,774,063

A total number of 846,000 stock options and 15,000 RSUs are granted to key management during the six months ended June 30, 2023. Refer to note 18 for disclosures on the share-based payments.

The Group engages several management entities for the purpose of providing key management services to the Group. The aggregate value of transactions related to key management personnel, or entities which they control were €282,364 and €270,251 in the three months ended June 30, 2023 and 2022, respectively. The aggregate value of transactions related to key management personnel, or entities which they control were €543,866 and €538,744 in the six months ended June 30, 2023 and 2022, respectively.

The outstanding balances payable to key management personnel, or entities which they control, as per June 30, 2023 and December 31, 2022 were €771,423 and €1,162,963, respectively.